INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2022
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Schedule of percentage participation using the equity method of accounting
As of June 30, 2022, June 30, 2021 and December 31, 2021, the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2022	June 30, 2021	December 31, 2021
River Box Holding Inc. (“River Box”) †	49.90%	49.90%	49.90%
SFL Hercules Ltd. (“SFL Hercules”)	*	100.00%	*

† River Box was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, in relation to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen Holding Limited (“Hemen”), our largest shareholder and a related party, and has accounted for the remaining 49.9% ownership in River Box using the equity method.

* SFL Hercules, a wholly-owned subsidiary of the Company, owns the drilling unit West Hercules which is on charter to a subsidiary of Seadrill, previously a related party. SFL determined that Seadrill was no longer a related party following its emergence from bankruptcy in February 2022. (See Note 17: Related Party Transactions). SFL Hercules was previously determined to be a variable interest entity for which the Company was not the primary beneficiary and thus accounted for using the equity method. During the year ended December 31, 2021 and following amendments to the West Hercules bareboat charter and loan facility agreements, SFL Hercules was determined to no longer be a variable interest entity and was consolidated from August 27, 2021 when the amendments were approved by the applicable bankruptcy court (see below).

Schedule of summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2022
(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Current assets	14,417	14,417
Non-current assets	241,137	241,137
Total assets	255,554	255,554
Current liabilities	13,609	13,609
Non-current liabilities	225,361	225,361
Total liabilities	238,970	238,970
Total stockholders’ equity	16,584	16,584

	As of December 31, 2021
(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Current assets	13,987	13,987
Non-current assets	247,361	247,361
Total assets	261,348	261,348
Current liabilities	13,242	13,242
Non-current liabilities	231,471	231,471
Total liabilities	244,713	244,713
Total stockholders’ equity	16,635	16,635

Summarized statement of operations information of the Company’s equity method investees is as follows:

	Six months ended June 30, 2022
(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Operating revenues	9,665	9,665
Net operating revenues	9,654	9,654
Net income	1,405	1,405

	Six months ended June 30, 2021
(in thousands of $)	TOTAL	River Box	SFL Hercules
Share presented		49.90%	*
Operating revenues	20,141	10,076	10,065
Net operating revenues	15,082	10,065	5,017
Net income	2,564	1,819	745

 * From August 27, 2021, SFL Hercules ceased to be accounted for as an associate and became consolidated by the Company (see further details above).

Schedule of allowance for expected credit losses in associates
Movements in the six months ended June 30, 2022 in the allowance for expected credit losses can be summarized as follows:

(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Balance as of December 31, 2021	396	396
Allowance recorded in net income of associated companies	(9)	(9)
Balance as of June 30, 2022	387	387